Long-Term Bank Loans - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,883	¥ 4,656
Guaranteed by third parties [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 105	¥ 173